Segment Reporting - Long-lived Assets by Geographical Segments (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
US [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	$ 5,202	$ 4,913
ITALY
Segment Reporting Information [Line Items]
Total long-lived assets	1,580	1,965
FRANCE
Segment Reporting Information [Line Items]
Total long-lived assets	794	810
SPAIN
Segment Reporting Information [Line Items]
Total long-lived assets	579	546
GERMANY
Segment Reporting Information [Line Items]
Total long-lived assets	849	816
BRAZIL
Segment Reporting Information [Line Items]
Total long-lived assets	371	490
CANADA
Segment Reporting Information [Line Items]
Total long-lived assets	441	482
CHINA
Segment Reporting Information [Line Items]
Total long-lived assets	313	292
Others Countries [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	1,191	1,159
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	$ 11,320	$ 11,473